Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date		Sep. 03, 2010
Warrants Issued		801,885
Exercise Price		$ 3.55
Weighted Average Exercise Price		$ 3.55
Expiration Date		Sep. 03, 2015
Exercised		0
Warrants Outstanding		801,885
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date		Sep. 03, 2010
Warrants Issued		132,116
Exercise Price		$ 8.80
Weighted Average Exercise Price		$ 8.80
Expiration Date		Sep. 03, 2015
Exercised		0
Warrants Outstanding		132,116
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date		Nov. 26, 2012
Warrants Issued		5,293,738
Exercise Price		$ 2.40
Weighted Average Exercise Price		$ 2.40
Expiration Date		Jan. 31, 2015
Exercised		0
Warrants Outstanding		5,293,738
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date		Dec. 18, 2012
Warrants Issued		896,748
Exercise Price		$ 2.40
Weighted Average Exercise Price		$ 2.40
Expiration Date		Jan. 31, 2015
Exercised		0
Warrants Outstanding		896,748
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Nov. 26, 2012
Warrants Issued	8,822,887	8,822,887
Exercise Price	$ 2.40	$ 2.40
Weighted Average Exercise Price	$ 2.40	$ 2.40
Expiration Date	Nov. 26, 2017	Nov. 26, 2017
Exercised	0	0
Warrants Outstanding	8,822,887	8,822,887
Warrant 6
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012	Nov. 26, 2012
Warrants Issued	261,250	261,250
Exercise Price	$ 2.64	$ 2.64
Weighted Average Exercise Price	$ 2.64	$ 2.64
Expiration Date	Nov. 26, 2017	Nov. 26, 2017
Exercised	0	0
Warrants Outstanding	261,250	261,250
Warrant 7
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Dec. 18, 2012
Warrants Issued	1,494,577	1,494,577
Exercise Price	$ 2.40	$ 2.40
Weighted Average Exercise Price	$ 2.40	$ 2.40
Expiration Date	Dec. 18, 2017	Dec. 18, 2017
Exercised	0	0
Warrants Outstanding	1,494,577	1,494,577
Warrant 8
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012	Dec. 18, 2012
Warrants Issued	22,500	22,500
Exercise Price	$ 2.64	$ 2.64
Weighted Average Exercise Price	$ 2.64	$ 2.64
Expiration Date	Dec. 18, 2017	Dec. 18, 2017
Exercised	0	0
Warrants Outstanding	22,500	22,500
Warrant 9
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013	Oct. 29, 2013
Warrants Issued	4,455,231	4,455,231
Exercise Price	$ 0.01	$ 0.01
Weighted Average Exercise Price	$ 0.01	$ 0.01
Expiration Date	Oct. 29, 2018	Oct. 29, 2018
Exercised	0	0
Warrants Outstanding	4,455,231	4,455,231
Warrant 10
Class of Warrant or Right [Line Items]
Grant Date		Oct. 29, 2013
Warrants Issued		12,868,585
Exercise Price		$ 2.40
Weighted Average Exercise Price		$ 2.40
Expiration Date		Jan. 31, 2015
Exercised		0
Warrants Outstanding		12,868,585
Warrant 11
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013	Oct. 29, 2013
Warrants Issued	12,868,585	12,868,585
Exercise Price	$ 4.00	$ 4.00
Weighted Average Exercise Price	$ 4.00	$ 4.00
Expiration Date	Oct. 29, 2018	Oct. 29, 2018
Exercised	0	0
Warrants Outstanding	12,868,585	12,868,585
Warrant 12
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013	Oct. 29, 2013
Warrants Issued	65,650	65,650
Exercise Price	$ 2.64	$ 2.64
Weighted Average Exercise Price	$ 2.64	$ 2.64
Expiration Date	Oct. 29, 2018	Oct. 29, 2018
Exercised	0	0
Warrants Outstanding	65,650	65,650
Total Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued	27,990,680	47,983,752
Weighted Average Exercise Price	$ 2.76	$ 2.65
Exercised	0	0
Warrants Outstanding	27,990,680	47,983,752